                               MetLife Investors Insurance Company of California
                                                        5 Park Plaza, Suite 1900
                                                        Irvine, California 92614


November 2, 2005


VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

    Re:  MetLife Investors Insurance Company of California and
         MetLife Investors Variable Annuity Account Five
         File No. 333-54386 (Class A)
         Rule 497(j) Certification
         _________________________________________

Commissioners:

     On behalf of MetLife Investors Insurance Company of California (the "Company") and MetLife Investors Variable Annuity Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 1, 2005 to the Prospectus dated May 1, 2005 (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement to the Prospectus contained in Post-Effective Amendment No. 8 for the Account filed electronically with the Commission on October 24, 2005.

     If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company